Subordinated Notes And Debentures - Maturities of Subordinated Notes and Debentures (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Subordinated notes and debentures	$ 11,477	$ 10,725
Over 4 years to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Subordinated notes and debentures	200
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Subordinated notes and debentures	$ 11,277	$ 10,725